UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. Lasalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. Lasalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 494-4270
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Polar Capital Emerging Market Stars Fund
Ticker | POLEX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Polar Capital Emerging Market Stars Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market Stars Fund	$100	1.00%
What impacted Fund performance over the reporting period?
The Fund’s relative underperformance during the period was mostly due to losing out on the upside rather than picking stocks that overly contributed to the downside. We had too large an underweight in China where a group of six companies drove virtually all the absolute returns by the emerging market benchmark, the MSCI Emerging Markets Net Total Return Index.
For calendar year 2024, we had positive returns in line with the benchmark and our peers. At a stock level, the underperformance mostly relates to the period after Donald Trump took office, in 1Q25, and introduced his tariffs, creating a spike in risk aversion.
Inflation issues in the US were a headwind from policies during and after the pandemic as was continued aggressive US fiscal policy. The Federal Reserve’s (Fed) long period of tightening continued to impact many emerging market economies that did not want to go against the Fed and the strong dollar – a persistent negative for emerging markets, and our Fund.
Ongoing geopolitical tension going back to early 2022 when Russia invaded Ukraine was another headwind. The US/China relationship and a weak economic backdrop in China led to many investors seeing the country as uninvestable. This changed in late September 2024 when its leadership introduced support for the property and equity markets, kickstarting a rally.
Chinese equities outperformed other emerging markets in January and February 2025, driven largely by the DeepSeek announcement. China also received a geopolitical boost from Trump making the US an unreliable trading partner, with the US appearing at times more enemy than partner to its allies.
The ‘Trump 2.0 trade’ from 4Q24 to the end 1Q25, to us was responsible for the majority of market volatility. Emerging markets broadly, particularly those largely export/trade-related, had a difficult Q4. Foreign exchange depreciating against the dollar, the equity downward spiral and moves in the 10-year Treasury yield all put the US’s safe haven status at risk.
AI and technology, on the plus side, were key (but volatile) drivers as we saw swings from extreme hype to the idea that AI may never be monetized. It was not easy being a stock picker, but we had some strong picks – such as semiconductors in Taiwan – that contributed well to our relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on December 30, 2020. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	Since Inception
Polar Capital Emerging Market Stars Fund	(0.82)%	(4.37)%
MSCI Emerging Market Net Total Return Index	8.09%	(1.25)%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/Emerging-Market-Stars/#/Performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS as of March 31, 2025
Fund net assets	$153,947,423%
Total number of portfolio holdings	60%
Total advisory fees paid (after waiver/reimbursement)	$1,025,037%
Portfolio turnover rate	62%
Geographical Allocation as % of Net Assets
China	26.0%
India	17.3%
Taiwan	17.0%
South Korea	8.9%
Brazil	8.1%
Vietnam	3.8%
Singapore	2.8%
Hong Kong	2.7%
Mexico	2.5%
Other	8.1%
Availability of Additional Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-806-1112 or 312-557-3164 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Polar Capital Emerging Market ex-China Stars Fund
Ticker | POLCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Polar Capital Emerging Market ex-China Stars Fund (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market ex-China Stars Fund	$96	1.00%
What impacted Fund performance over the reporting period?
Inflation issues in the US were a headwind from policies during and after the pandemic as was continued aggressive US fiscal policy. The Federal Reserve’s (Fed) long period of tightening continued to impact many emerging market economies that did not want to go against the Fed and the strong dollar – a persistent negative for emerging markets, and our Fund.
The ‘Trump 2.0 trade’ from 4Q24 to the end 1Q25, to us was responsible for the majority of market volatility. Emerging markets broadly, particularly those largely export/trade-related, had a difficult Q4. Foreign exchange depreciating against the dollar, the equity downward spiral and moves in the 10-year Treasury yield all put the US’s safe haven status at risk.
Ongoing geopolitical tension going back to early 2022 when Russia invaded Ukraine was another headwind. The US/China relationship and a weak economic backdrop in China led to many investors seeing the country as uninvestable. This changed in late September 2024 when its leadership introduced support for the property and equity markets, kickstarting a rally.
China’s resurgence has also positively impacted emerging markets. As the world’s second largest economy, any improvement has a huge impact on the rest of the emerging market universe.
Chinese equities outperformed other emerging markets in January and February 2025, driven largely by the DeepSeek announcement. China also received a geopolitical boost from Trump making the US an unreliable trading partner, with the US appearing at times more enemy than partner to its allies.
AI and technology, on the plus side, were key (but volatile) drivers as we saw swings from extreme hype to the idea that AI may never be monetized. It was not easy being a stock picker, but we had some strong picks – such as semiconductors in Taiwan – that contributed well to our relative performance.
Combined, this all contributed to the Fund’s performance being negatively impacted by high risk aversion over the period which led to a significant derating of many growth-related companies. This was seen particularly in 4Q24 and the pre-election Trump 2.0 trade’s negative impact on the broad emerging market asset class, as described above.
Post-election, we saw a further decrease in growth stocks, specifically in the technology, consumer discretionary and commodity sectors. We saw good performance in India, South-east Asia, the Middle East and Taiwan but that has not been enough to offset the weakness from the areas mentioned above.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on June 30, 2023. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	Since Inception
Polar Capital Emerging Market ex-China Stars Fund	(8.83)%	2.12%
MSCI Emerging Markets ex-China Net Total Return Index	(2.14)%	6.24%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/Emerging-Market-Ex-China-Stars/#/Performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS as of March 31, 2025
Fund net assets	$1,034,354%
Total number of portfolio holdings	51%
Total advisory fees paid (after waiver/reimbursement)	$—%
Portfolio turnover rate	47%
Geographical Allocation as % of Net Assets
India	23.3%
Taiwan	22.0%
Brazil	13.5%
South Korea	12.9%
Singapore	4.4%
Mexico	4.1%
Vietnam	3.4%
South Africa	2.9%
United Arab Emirates	2.9%
Other	7.2%
Availability of Additional Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-806-1112 or 312-557-3164 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Polar Capital International Small Company Fund
Ticker | PCSCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Polar Capital International Small Company Fund (“Fund”) for the period of September 30, 2024 (Commencement of Operations) to March 31, 2025. You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the period September 30, 2024 (Commencement of Operations) to March 31, 2025?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
Polar Capital International Small Company Fund	$53	1.10%
[1]	Fund has less than one year of operations. Expenses for the full reporting period would be higher.
[2]	Annualized.
What impacted Fund performance over the reporting period?
The ‘Great Global Realignment’ is a theme we believe will affect returns over the coming decade. As the US backs away from unfettered globalization, the world will undoubtedly change. This trend has accelerated under President Trump but was structurally in place long before he came to office.
Trade tensions in the form of tariffs have taken center stage and will likely remain so throughout Trump’s second term. Pending negotiations between individual countries and the US have affected – and will continue to affect – where future investment dollars will be spent, with implications for production in various geographies and trade lanes as well as other trade policies.
The US dollar was a major driver of returns of foreign assets in the period. When Trump was elected, the dollar surged and the market seemingly ushered in a period of continuous American exceptionalism. However, this reversed as trade tensions rose with the dollar losing the gains made from the Trump election.
Geopolitical tensions such as the Ukraine/Russia war continue to affect markets, namely in expected defense spending. Tensions are likely to rise as the US pulls back from policing the world as it has for the past 75 years or so.
China is in a difficult economic position and global trade tensions have only added to the disruption, forcing the Chinese Communist Party to adopt more aggressive measures with its neighbors which opens the door to potential for military conflict in the future. Nationalistic, protectionist measures being contemplated now by the US and other trade-affiliated countries are having an adverse effect on the Chinese economy as the world’s manufacturer.
The demographics of aging democratic nations continue to drive policy measures. Countries have increasingly had to choose between cutting tax-derived benefits and raising taxes to pay for them – neither of which is popular. The US has outspent its European and Asian counterparts by a wide measure as evidenced by government budget deficits compared to their Gross Domestic Product since the pandemic.
During this reporting period, more countries have committed to a higher level of government spending while the US is more active in cutting expenditures via the Department of Government Efficiency (DOGE) and other measures. This has affected the levels of funding for entities like the National Institutes of Health (NIH), the Centers for Disease Control and Prevention (CDC) and other research institutes including universities. We have spoken to companies that are anticipating some impact from these measures.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on September 30, 2024. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
Average Annual Total Returns	Since Inception
Polar Capital International Small Company Fund	(7.30)%
MSCI ACWI ex USA Small Cap Index	(7.06)%
MSCI ACWI ex USA Investable Market Index (IMI)	(3.36)%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/International-Small-Company-Fund/#/Performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS as of March 31, 2025
Fund net assets	$89,568,851%
Total number of portfolio holdings	52%
Total advisory fees paid (after waiver/reimbursement)	$30,610%
Portfolio turnover rate (not annualized)	7%
Geographical Allocation as % of Net Assets
Sweden	26.7%
Japan	16.6%
United Kingdom	15.6%
Australia	7.0%
Germany	5.2%
Denmark	4.2%
Taiwan	3.8%
South Korea	3.6%
United States	3.2%
Other	11.4%
Availability of Additional Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-806-1112 or 312-557-3164 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
POLAR CAPITAL FUNDS

Item 2. Code of Ethics.

As of March 31, 2025, the registrant had adopted a "code of ethics" (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is JoAnn Lilek, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Polar Funds

2025: $72,000

2024: $55,000

The fees paid to Deloitte & Touche LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

Polar Funds

2025: $0

2024: $0

(c) Tax Fees

Polar Funds

2025: $13,500

2024: $9,000

The fees paid to Deloitte & Touche LLP relate to the preparation of the registrant's tax returns and review of annual distributions.

(d) All Other Fees

Polar Funds

2025: $0

2024: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) Polar Funds

2025: 0%

2024: 0%

(f) Not applicable.

(g) Polar Funds

2025: $0

2024: $0

(h) The Audit Committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

Polar Capital Funds

Annual Financial Statements and Additional Information
March 31, 2025

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Polar Capital Funds

TABLE OF CONTENTS
March 31, 2025

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS
March 31, 2025

Industry Allocation	Percent of Net Assets
Semiconductors & Semiconductor Equipment	19.9%
Banks	11.1
Interactive Media & Services	9.3
Broadline Retail	9.2
Hotels, Restaurants & Leisure	7.2
Insurance	5.8
Real Estate Management & Development	4.7
Oil, Gas & Consumable Fuels	3.7
Machinery	3.4
Technology Hardware, Storage & Peripherals	3.0
Electronic Equipment, Instruments & Components	2.9
IT Services	2.4
Metals & Mining	2.4
Entertainment	1.7
Ground Transportation	1.5
Consumer Staples Distribution & Retail	1.5
Chemicals	1.1
Biotechnology	1.0
Specialty Retail	1.0
Automobiles	1.0
Health Care Providers & Services	0.9
Software	0.8
Capital Markets	0.8
Consumer Finance	0.5
Auto Components	0.4
Other Assets in Excess of Liabilities	2.8%
Net Assets	100.0%
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS – 95.9%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.9%
Advanced Micro-Fabrication Equipment Inc. China (China)	54,713	$1,393,168
eMemory Technology Inc. (Taiwan)	42,602	2,995,246
Eugene Technology Co. Ltd. (South Korea)	54,196	1,431,742
Faraday Technology Corp. (Taiwan)	306,516	2,013,948
HPSP Co. Ltd. (South Korea)	47,018	853,334
Jusung Engineering Co. Ltd. (South Korea)	70,944	1,875,503
MediaTek Inc. (Taiwan)	80,699	3,478,163
SK Hynix Inc. (South Korea)	14,963	1,994,658
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	520,789	14,666,976
		$30,702,738
BANKS – 9.8%
Alinma Bank (Saudi Arabia)	184,197	$1,503,612
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,322,817	1,286,695
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	142,121	985,670
ICICI Bank Ltd. (India)	336,056	5,282,135
Karnataka Bank (The) Ltd. (India)	441,420	903,566
NU Holdings Ltd. (Brazil) (a)	259,685	2,659,174
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	2,235,318	2,418,315
		$15,039,167
INTERACTIVE MEDIA & SERVICES – 9.3%
Tencent Holdings Ltd. (China)	206,064	$13,166,656
VTEX (Brazil) (a)	237,430	1,203,770
		$14,370,426
BROADLINE RETAIL – 9.2%
Alibaba Group Holding Ltd. (China) (b)	25,228	$3,335,898
Alibaba Group Holding Ltd. (China)	163,432	2,704,143
MercadoLibre Inc. (Brazil) (a)	2,280	4,447,984
Mitra Adiperkasa Tbk PT (Indonesia)	13,307,043	1,081,682
PDD Holdings Inc. (China) (a),(b)	22,137	2,619,914
		$14,189,621
HOTELS, RESTAURANTS & LEISURE – 7.2%
MakeMyTrip Ltd. (India) (a)	31,528	$3,089,429
Meituan (China) (a),(c)	216,553	4,357,581
Trip.com Group Ltd. (China) (b)	40,011	2,543,899
Zomato Ltd. (India) (a)	451,281	1,060,100
		$11,051,009

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS — Continued	Shares	Fair Value
INSURANCE – 5.8%
AIA Group Ltd. (Hong Kong)	554,533	$4,197,745
Max Financial Services Ltd. (India) (a)	172,330	2,305,128
Ping An Insurance Group Co. of China Ltd. (China)	416,677	2,487,125
		$8,989,998
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.7%
Aldar Properties PJSC (United Arab Emirates)	640,688	$1,463,119
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	380,759	871,311
Phoenix Mills (The) Ltd. (India)	256,132	4,907,915
		$7,242,345
OIL, GAS & CONSUMABLE FUELS – 3.7%
Paladin Energy Ltd. (Australia) (a)	277,581	$898,811
Reliance Industries Ltd. (India)	326,012	4,846,928
		$5,745,739
MACHINERY – 3.4%
Action Construction Equipment Ltd. (India)	117,719	$1,718,711
Jiangsu Hengli Hydraulic Co. Ltd. (China) (a)	68,000	744,459
Shenzhen Inovance Technology Co. Ltd. (China)	292,905	2,749,888
		$5,213,058
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 3.0%
Samsung Electronics Co. Ltd. (South Korea)	115,627	$4,584,087
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.9%
Chroma ATE Inc. (Taiwan)	211,968	$1,852,242
Daejoo Electronic Materials Co. Ltd. (South Korea)	25,180	1,432,646
Unimicron Technology Corp. (Taiwan)	390,375	1,112,050
		$4,396,938
IT SERVICES – 2.4%
FPT Corp. (Vietnam)	387,359	$1,842,837
Globant S.A. (Argentina) (a)	16,231	1,910,713
		$3,753,550
METALS & MINING – 2.4%
Ivanhoe Mines Ltd. (South Africa) (a)	426,068	$3,618,047
ENTERTAINMENT – 1.7%
Sea Ltd. (Singapore) (a),(b)	19,932	$2,600,927

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS — Continued	Shares	Fair Value
GROUND TRANSPORTATION – 1.5%
Grab Holdings Ltd. (Singapore) (a)	365,562	$1,655,996
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(c)	886,401	682,630
		$2,338,626
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.5%
BBB Foods Inc. (Mexico) (a)	47,497	$1,267,220
Raia Drogasil S.A. (Brazil)	288,837	964,233
		$2,231,453
CHEMICALS – 1.1%
Sunresin New Materials Co. Ltd. (China)	256,102	$1,619,849
BIOTECHNOLOGY – 1.0%
Innovent Biologics Inc. (China) (a),(c)	265,616	$1,598,173
SPECIALTY RETAIL – 1.0%
Mobile World Investment Corp. (Vietnam)	667,440	$1,542,304
AUTOMOBILES – 1.0%
Kia Corp. (South Korea)	23,962	$1,515,564
HEALTH CARE PROVIDERS & SERVICES – 0.9%
Apollo Hospitals Enterprise Ltd. (India)	18,324	$1,415,229
SOFTWARE – 0.8%
TOTVS S.A. (Brazil) (a)	208,255	$1,217,827
CAPITAL MARKETS – 0.8%
360 ONE WAM Ltd. (India)	104,587	$1,148,930
CONSUMER FINANCE – 0.5%
Kaspi.KZ JSC (Kazakhstan) (b)	8,991	$834,814
AUTO COMPONENTS – 0.4%
Wuxi Best Precision Machinery Co. Ltd. (China)	151,105	$651,182
TOTAL COMMON STOCKS–95.9% (Cost $123,266,985)		$147,611,601

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

PREFERRED STOCKS – 1.3%	Shares	Fair Value
BANKS – 1.3%
Itau Unibanco Holding S.A. (Brazil), 3.62% (d)	372,865	$2,052,359
TOTAL PREFERRED STOCKS–1.3% (Cost $1,664,905)		$2,052,359
TOTAL INVESTMENTS–97.2% (Cost $124,931,890)		$149,663,960
Other Assets in Excess of Liabilities – 2.8%		$4,283,463
NET ASSETS–100.0%		$153,947,423

(a)	Non-income producing security.
(b)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
March 31, 2025, these securities had a total value of $6,638,384 which represented 4.3% of the Fund's net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund

PORTFOLIO OF INVESTMENTS
March 31, 2025

Industry Allocation	Percent of Net Assets
Semiconductors & Semiconductor Equipment	22.3%
Banks	15.4
Real Estate Management & Development	6.9
Electronic Equipment, Instruments & Components	5.4
Oil, Gas & Consumable Fuels	4.8
Broadline Retail	4.8
IT Services	4.5
Technology Hardware, Storage & Peripherals	4.2
Hotels, Restaurants & Leisure	3.5
Metals & Mining	2.9
Consumer Staples Distribution & Retail	2.8
Entertainment	2.6
Ground Transportation	2.4
Electrical Equipment	2.3
Insurance	2.2
Specialty Retail	1.5
Machinery	1.4
Software	1.1
Automobiles	1.1
Interactive Media & Services	1.1
Health Care Providers & Services	1.0
Industrial Conglomerates	0.9
Capital Markets	0.8
Consumer Finance	0.7
Other Assets in Excess of Liabilities	3.4%
Net Assets	100.0%
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS – 94.2%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 22.3%
eMemory Technology Inc. (Taiwan)	389	$27,350
Eugene Technology Co. Ltd. (South Korea)	559	14,768
Faraday Technology Corp. (Taiwan)	2,026	13,312
HPSP Co. Ltd. (South Korea)	320	5,808
Jusung Engineering Co. Ltd. (South Korea)	675	17,844
MediaTek Inc. (Taiwan)	791	34,092
SK Hynix Inc. (South Korea)	121	16,130
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,594	101,218
		$230,522
BANKS – 13.0%
Alinma Bank (Saudi Arabia)	2,838	$23,167
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	63,935	15,455
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	1,335	9,259
ICICI Bank Ltd. (India)	2,918	45,865
Karnataka Bank (The) Ltd. (India)	7,200	14,738
NU Holdings Ltd. (Brazil) (a)	2,569	26,306
		$134,790
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.9%
Aldar Properties PJSC (United Arab Emirates)	7,928	$18,105
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	3,534	8,087
Phoenix Mills (The) Ltd. (India)	1,850	35,449
Sunteck Realty Ltd. (India)	2,140	9,666
		$71,307
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.4%
Chroma ATE Inc. (Taiwan)	2,190	$19,137
Daejoo Electronic Materials Co. Ltd. (South Korea)	246	13,996
Delta Electronics Inc. (Taiwan)	891	9,855
Unimicron Technology Corp. (Taiwan)	4,389	12,503
		$55,491
OIL, GAS & CONSUMABLE FUELS – 4.8%
Paladin Energy Ltd. (Australia) (a)	2,006	$6,496
Reliance Industries Ltd. (India)	2,924	43,472
		$49,968
BROADLINE RETAIL – 4.8%
MercadoLibre Inc. (Brazil) (a)	21	$40,968

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS — Continued	Shares	Fair Value
Mitra Adiperkasa Tbk PT (Indonesia)	102,753	$8,353
		$49,321
IT SERVICES – 4.5%
FPT Corp. (Vietnam)	4,063	$19,329
Globant S.A. (Argentina) (a)	130	15,304
Presight AI Holding PLC (United Arab Emirates) (a)	21,939	12,043
		$46,676
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.2%
Samsung Electronics Co. Ltd. (South Korea)	1,088	$43,134
HOTELS, RESTAURANTS & LEISURE – 3.5%
MakeMyTrip Ltd. (India) (a)	279	$27,339
Zomato Ltd. (India) (a)	3,824	8,983
		$36,322
METALS & MINING – 2.9%
Ivanhoe Mines Ltd. (South Africa) (a)	3,554	$30,180
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.8%
BBB Foods Inc. (Mexico) (a)	681	$18,169
Raia Drogasil S.A. (Brazil)	3,183	10,626
		$28,795
ENTERTAINMENT – 2.6%
Sea Ltd. (Singapore) (a),(b)	209	$27,272
GROUND TRANSPORTATION – 2.4%
Grab Holdings Ltd. (Singapore) (a)	4,087	$18,514
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(c)	8,275	6,373
		$24,887
ELECTRICAL EQUIPMENT – 2.3%
Voltronic Power Technology Corp. (Taiwan)	206	$9,633
WEG S.A. (Brazil)	1,772	14,061
		$23,694
INSURANCE – 2.2%
Max Financial Services Ltd. (India) (a)	1,668	$22,312

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS — Continued	Shares	Fair Value
SPECIALTY RETAIL – 1.5%
Mobile World Investment Corp. (Vietnam)	6,878	$15,894
MACHINERY – 1.4%
Action Construction Equipment Ltd. (India)	1,010	$14,746
SOFTWARE – 1.1%
TOTVS S.A. (Brazil) (a)	1,995	$11,666
AUTOMOBILES – 1.1%
Kia Corp. (South Korea)	183	$11,574
INTERACTIVE MEDIA & SERVICES – 1.1%
VTEX (Brazil) (a)	2,198	$11,144
HEALTH CARE PROVIDERS & SERVICES – 1.0%
Apollo Hospitals Enterprise Ltd. (India)	138	$10,658
INDUSTRIAL CONGLOMERATES – 0.9%
SK Square Co. Ltd. (South Korea) (a)	150	$9,609
CAPITAL MARKETS – 0.8%
360 ONE WAM Ltd. (India)	721	$7,920
CONSUMER FINANCE – 0.7%
Kaspi.KZ JSC (Kazakhstan) (b)	71	$6,592
TOTAL COMMON STOCKS–94.2% (Cost $935,438)		$974,474

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

PREFERRED STOCKS – 2.4%	Shares	Fair Value
BANKS – 2.4%
Itau Unibanco Holding S.A. (Brazil), 3.62% (d)	4,488	$24,703
TOTAL PREFERRED STOCKS–2.4% (Cost $24,601)		$24,703
TOTAL INVESTMENTS–96.6% (Cost $960,039)		$999,177
Other Assets in Excess of Liabilities – 3.4%		$35,177
NET ASSETS–100.0%		$1,034,354

(a)	Non-income producing security.
(b)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
March 31, 2025, this security had a total value of $6,373 which represented 0.6% of the Fund's net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS
March 31, 2025

Industry Allocation	Percent of Net Assets
Software	28.4%
Financial Services	9.5
Consumer Staples Distribution & Retail	6.3
Interactive Media & Services	5.6
Electronic Equipment, Instruments & Components	5.0
Aerospace & Defense	4.7
Pharmaceuticals	4.1
Life Sciences Tools & Services	2.8
Capital Markets	2.8
Professional Services	2.7
Health Care Technology	2.7
Biotechnology	2.6
Health Care Equipment & Supplies	2.5
Commercial Services & Supplies	2.2
Diversified Consumer Services	2.2
Air Freight & Logistics	1.9
Trading Companies & Distributors	1.7
Personal Care Products	1.6
Consumer Finance	1.5
Semiconductors & Semiconductor Equipment	1.4
Real Estate Management & Development	1.3
Leisure Products	1.1
IT Services	0.8
Machinery	0.7
Media	0.7
Broadline Retail	0.5
Other Assets in Excess of Liabilities	2.7%
Net Assets	100.0%
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS – 97.3%	Shares	Fair Value
SOFTWARE – 28.4%
cBrain A/S (Denmark)	87,762	$2,018,844
Fortnox AB (Sweden)	330,184	2,876,824
Freee KK (Japan) (a)	73,000	1,731,641
Hyundai Ezwel Co. Ltd. (South Korea) (a)	254,080	856,345
Kinaxis Inc. (Canada) (a)	23,028	2,538,913
Lime Technologies AB (Sweden)	73,762	2,399,587
Money Forward Inc. (Japan) (a)	38,200	1,027,395
m-up Holdings Inc. (Japan)	284,700	3,351,755
PSI Software SE (Germany) (a)	64,866	1,774,532
Rakus Co. Ltd. (Japan)	92,300	1,244,364
SmartCraft ASA (Sweden) (a)	1,516,238	3,819,167
WiseTech Global Ltd. (Australia)	35,451	1,828,138
		$25,467,505
FINANCIAL SERVICES – 9.5%
Boku Inc. (United States) (a),(b)	1,353,788	$2,815,497
Muthoot Microfin Ltd. (India) (a)	213,401	305,780
WAG Payment Solutions PLC (United Kingdom) (a)	2,911,278	2,248,865
Wise PLC (United Kingdom) (a)	253,986	3,117,652
		$8,487,794
CONSUMER STAPLES DISTRIBUTION & RETAIL – 6.3%
Apotea Sverige AB (Sweden) (a)	615,034	$4,459,269
Redcare Pharmacy N.V. (Netherlands) (a),(b)	8,902	1,152,563
		$5,611,832
INTERACTIVE MEDIA & SERVICES – 5.6%
Baltic Classifieds Group PLC (United Kingdom)	820,175	$3,183,680
Hemnet Group AB (Sweden)	29,034	962,965
Trustpilot Group PLC (United Kingdom) (a),(b)	295,242	846,540
		$4,993,185
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.0%
E Ink Holdings Inc. (Taiwan)	419,000	$3,410,998
SOLUM Co. Ltd. (South Korea) (a)	96,319	1,096,328
		$4,507,326
AEROSPACE & DEFENSE – 4.7%
INVISIO AB (Sweden)	68,532	$2,618,067

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS — Continued	Shares	Fair Value
Montana Aerospace A.G. (Germany) (a),(b)	82,122	$1,579,876
		$4,197,943
PHARMACEUTICALS – 4.1%
Neuren Pharmaceuticals Ltd. (Australia) (a)	219,903	$1,655,076
SwedenCare AB (Sweden)	540,984	2,044,069
		$3,699,145
LIFE SCIENCES TOOLS & SERVICES – 2.8%
AddLife AB (Sweden)	81,861	$1,183,041
Evotec SE (Germany) (a)	199,918	1,322,806
		$2,505,847
CAPITAL MARKETS – 2.8%
AJ Bell PLC (United Kingdom)	132,894	$696,403
Integral Corp. (Japan)	90,700	1,799,649
		$2,496,052
PROFESSIONAL SERVICES – 2.7%
One Career Inc. (Japan)	204,500	$2,407,675
HEALTH CARE TECHNOLOGY – 2.7%
Medley Inc. (Japan) (a)	73,500	$1,488,363
Nordhealth A/S (Finland) (a)	246,626	890,795
		$2,379,158
BIOTECHNOLOGY – 2.6%
BoneSupport Holding AB (Sweden) (a),(b)	11,925	$349,906
Devyser Diagnostics AB (Sweden) (a)	196,763	1,996,640
		$2,346,546
HEALTH CARE EQUIPMENT & SUPPLIES – 2.5%
Ambu A/S (Denmark)	59,632	$1,024,565
PolyNovo Ltd. (Australia) (a)	1,662,375	1,205,256
		$2,229,821
COMMERCIAL SERVICES & SUPPLIES – 2.2%
AlphaPurchase Corp. (Japan)	132,800	$1,792,775
Norva24 Group AB (Sweden) (a)	61,771	222,459
		$2,015,234
DIVERSIFIED CONSUMER SERVICES – 2.2%
Auction Technology Group PLC (United Kingdom) (a)	257,662	$1,933,771

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS — Continued	Shares	Fair Value
AIR FREIGHT & LOGISTICS – 1.9%
InPost S.A. (Poland) (a)	116,745	$1,713,382
TRADING COMPANIES & DISTRIBUTORS – 1.7%
IPD Group Ltd. (Australia)	676,613	$1,555,837
PERSONAL CARE PRODUCTS – 1.6%
Pharmanutra S.p.A. (Italy)	26,763	$1,439,466
CONSUMER FINANCE – 1.5%
Funding Circle Holdings PLC (United Kingdom) (a),(b)	919,187	$1,330,455
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.4%
Eo Technics Co. Ltd. (South Korea)	13,951	$1,288,768
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.3%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	518,500	$1,186,511
LEISURE PRODUCTS – 1.1%
MIPS AB (Sweden)	24,949	$957,593
IT SERVICES – 0.8%
Trifork Group A.G. (Denmark) (a)	56,525	$691,433
MACHINERY – 0.7%
AutoStore Holdings Ltd. (Norway) (a),(b)	728,350	$642,003
MEDIA – 0.7%
YouGov PLC (United Kingdom)	177,907	$631,981

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2025

COMMON STOCKS — Continued	Shares	Fair Value
BROADLINE RETAIL – 0.5%
Global-e Online Ltd. (Israel) (a)	12,250	$436,713
TOTAL COMMON STOCKS–97.3% (Cost $90,469,220)		$87,152,976
TOTAL INVESTMENTS–97.3% (Cost $90,469,220)		$87,152,976
Other Assets in Excess of Liabilities – 2.7%		$2,415,875
NET ASSETS–100.0%		$89,568,851

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
March 31, 2025, these securities had a total value of $8,716,840 which represented 9.7% of the Fund's net assets.

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025

	Polar Capital Emerging Market Stars Fund	Polar Capital Emerging Market ex-China Stars Fund	Polar Capital International Small Company Fund
ASSETS
Investment securities— at fair value (cost $124,931,890, $960,039 and $90,469,220, respectively)	$149,663,960	$999,177	$87,152,976
Cash	2,860,897	38,828	4,915,376
Foreign currencies at value (cost $2,426,990, $6,937 and $1,025, respectively)	2,425,109	6,913	1,010
Receivable for:
Dividends and interest	212,161	1,671	56,502
Dividend reclaims	—	—	2,308
Capital stock sold	104,848	—	668,100
Investments sold	1,817,616	3,053	236,122
Reimbursement from Administrator (Note 6)	—	37,500	37,500
Reimbursement from Adviser (Note 6)	69,452	16,523	—
Prepaid expenses	17,751	16,095	3,018
Total assets	157,171,794	1,119,760	93,072,912
LIABILITIES
Payable for:
Investments purchased	1,344,313	4,340	3,316,858
Capital stock repurchased	192,725	—	43,175
Advisory fees	142,480	901	53,609
Accrued expenses and other liabilities	161,882	72,604	90,419
Foreign capital gains taxes payable	1,382,971	7,561	—
Total liabilities	3,224,371	85,406	3,504,061
NET ASSETS	$153,947,423	$1,034,354	$89,568,851
SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 19,429,226, 101,626 and 9,662,705, respectively outstanding shares	140,569,867	1,017,554	92,713,387
Distributable earnings	13,377,556	16,800	(3,144,536)
NET ASSETS	$153,947,423	$1,034,354	$89,568,851
NET ASSET VALUE
Offering and redemption price per share	$7.92	$10.18	$9.27

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2025

	Polar Capital Emerging Market Stars Fund	Polar Capital Emerging Market ex-China Stars Fund	Polar Capital International Small Company Fund*
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $247,698, $1,934 and $5,091, respectively)	$1,885,410	$12,815	$78,618
Interest	144,071	990	5,769
Total investment income	2,029,481	13,805	84,387
EXPENSES
Advisory fees (Note 6)	1,744,161	11,437	103,607
Fund accounting and administrative services fees (Note 6)	147,368	131,667	66,734
Trustee fees and expenses (Note 6)	127,884	857	3,441
Custodian fees (Note 6)	122,541	31,036	3,197
Legal fees	61,187	391	3,311
Fund Officer fees (Note 6)	48,623	35,363	17,573
Transfer agent fees and expenses (Note 6)	47,774	30,087	15,493
Audit and tax services fees	42,041	36,811	29,306
Reports to shareholders	28,372	2,334	1,831
State filing fees	23,992	22,053	356
Risk Officer fees (Note 6)	—	—	17,823
Other	69,341	3,934	126
Total expenses	2,463,284	305,970	262,798
Waiver from Administrator (Note 6)	—	(150,000)	(75,833)
Waiver/Reimbursement from Adviser (Note 6)	(719,124)	(144,533)	(72,997)
Net expenses	1,744,160	11,437	113,968
Net investment income (loss)	285,321	2,368	(29,581)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(4,291,738)	(9,176)	275,731
Foreign currency transactions	(80,706)	(1,673)	(71,856)
Net change in unrealized appreciation (depreciation) of:
Investments (net change in deferred capital gains taxes of $(682,180), $(714) and $—, respectively)	2,870,059	(93,014)	(3,316,244)
Translation of foreign currency denominated amounts	318	849	(2,956)
Net realized and unrealized loss	(1,502,067)	(103,014)	(3,115,325)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,216,746)	$(100,646)	$(3,144,906)

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Polar Capital Emerging Market Stars Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$285,321	$560,765
Net realized loss	(4,372,444)	(3,259,258)
Net change in unrealized appreciation on investments	2,870,377	16,755,818
Net increase (decrease) in net assets resulting from operations	(1,216,746)	14,057,325
Distributions to shareholders	(560,722)	(581,602)
Capital stock transactions:
Proceeds from capital stock sold	49,039,156	49,309,876
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	188,109	176,107
Cost of capital stock repurchased	(45,166,241)	(9,975,917)
Net increase from capital stock transactions	4,061,024	39,510,066
Total change in net assets	2,283,556	52,985,789
NET ASSETS
Beginning of year	151,663,867	98,678,078
End of year	$153,947,423	$151,663,867
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	5,934,761	6,780,535
Shares issued to shareholders upon reinvestment of dividends and distributions	22,940	23,607
Shares of capital stock repurchased	(5,472,262)	(1,352,254)
Change in capital stock outstanding	485,439	5,451,888

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Polar Capital Emerging Market ex-China Stars Fund
	Year Ended March 31, 2025	Period Ended March 31, 2024*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,368	$1,370
Net realized gain (loss)	(10,849)	13,021
Net change in unrealized appreciation (depreciation) on investments	(92,165)	123,716
Net increase (decrease) in net assets resulting from operations	(100,646)	138,107
Distributions to shareholders	(15,192)	(5,521)
Capital stock transactions:
Proceeds from capital stock sold	—	1,000,010
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	12,913	4,693
Cost of capital stock repurchased	—	(10)
Net increase from capital stock transactions	12,913	1,004,693
Total change in net assets	(102,925)	1,137,279
NET ASSETS
Beginning of period	1,137,279	—
End of period	$1,034,354	$1,137,279
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	—	100,000
Shares issued to shareholders upon reinvestment of dividends and distributions	1,174	453
Shares of capital stock repurchased	—	(1)
Change in capital stock outstanding	1,174	100,452

*	For the period from June 30, 2023 (Commencement of Operations) to March 31, 2024.

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF CHANGES IN NET ASSETS

Polar Capital International Small Company Fund
Period Ended March 31, 2025*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(29,581)
Net realized gain	203,875
Net change in unrealized depreciation on investments	(3,319,200)
Net decrease in net assets resulting from operations	(3,144,906)
Capital stock transactions:
Proceeds from capital stock sold	92,763,747
Cost of capital stock repurchased	(49,990)
Net increase from capital stock transactions	92,713,757
Total change in net assets	89,568,851
NET ASSETS
Beginning of period	—
End of period	$89,568,851
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	9,668,082
Shares of capital stock repurchased	(5,377)
Change in capital stock outstanding	9,662,705

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year

	Year Ended March 31,				Period Ended March 31,
	2025	2024	2023	2022	2021*
Per share operating performance:
Net asset value, beginning of period	$8.01	$7.31	$8.20	$10.08	$10.00
Income from investment operations:
Net investment income (loss)(a)	$0.01	$0.03	$(0.02)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investment securities	(0.07)	0.70	(0.87)	(1.52)	0.10
Total from investment operations	$(0.06)	$0.73	$(0.89)	$(1.53)	$0.08
Distributions from net investment income	$(0.03)	$(0.03)	$—	$(0.09)	$—
Distributions from net realized capital gains	—	—	—	(0.26)	—
Total distributions	$(0.03)	$(0.03)	$—	$(0.35)	$—
Net asset value, end of period	$7.92	$8.01	$7.31	$8.20	$10.08
Total investment return(b), (c)	(0.82)%	10.05%	(10.85)%	(15.66)%	0.80%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$153,947	$151,664	$98,678	$8,629	$10,079
Ratio of expenses to average net assets:
Before waiver/reimbursement (d)	1.41%	1.63%	2.45%	4.70%	5.34%
After waiver/reimbursement(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(0.25)%	(0.17)%	(1.80)%	(3.84)%	(5.14)%
After waiver/reimbursement(d)	0.16%	0.46%	(0.35)%	(0.14)%	(0.80)%
Portfolio turnover rate(b)	62%	38%	29%	38%	15%

*	For the period from December 30, 2020 (Commencement of Operations) to March 31, 2021.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year

	Year Ended March 31,	Period Ended March 31,
	2025	2024*
Per share operating performance:
Net asset value, beginning of period	$11.32	$10.00
Income from investment operations:
Net investment income(a)	$0.02	$0.01
Net realized and unrealized gain (loss) on investment securities	(1.00)	1.37
Total from investment operations	$(0.98)	$1.38
Distributions from net investment income	$(0.04)	$—
Distributions from net realized capital gains	(0.12)	(0.06)
Total distributions	$(0.16)	$(0.06)
Net asset value, end of period	$10.18	$11.32
Total investment return(b), (c)	(8.83)%	13.82%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$1,034	$1,137
Ratio of expenses to average net assets:
Before waiver/reimbursement (d)	26.75%	27.51%
After waiver/reimbursement(d)	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(25.54)%	(26.33)%
After waiver/reimbursement(d)	0.21%	0.18%
Portfolio turnover rate(b)	47%	22%

*	For the period from June 30, 2023 (Commencement of Operations) to March 31, 2024.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout The Period

Period Ended March 31,
2025*
Per share operating performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss(a)	$(0.01)
Net realized and unrealized loss on investment securities	(0.72)
Total from investment operations	$(0.73)
Net asset value, end of period	$9.27
Total investment return(b), (c)	(7.30)%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$89,569
Ratio of expenses to average net assets:
Before waiver/reimbursement (d)	2.54%
After waiver/reimbursement(d)	1.10%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(1.72)%
After waiver/reimbursement(d)	(0.28)%
Portfolio turnover rate(b)	7%

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

NOTE 1 — Organization
Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Polar Capital Emerging Market Stars Fund (“Emerging Market Stars Fund”), Polar Capital Emerging Market ex-China Stars Fund (“Emerging Market ex-China Stars Fund”) and Polar Capital International Small Company Fund (“International Small Company Fund”) (together the “Funds”; each a “Fund”) each constitutes a series of the Trust. These financial statements and notes only relate to these Funds. The International Small Company Fund commenced operations on September 30, 2024.
The Funds are non-diversified funds, meaning each may invest in a smaller number of companies than a diversified fund. The Funds seek to achieve long term capital growth. For information on the specific strategies of the Funds, please refer to the Funds' Prospectus.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
NOTE 2 — Significant Accounting Policies
The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A. Security Valuation
The Funds' investments are reported at fair value as defined by U.S. GAAP. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.
B. Securities Transactions, Related Investment Income and Foreign Currency Translations
Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statements of Operations.
Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) of Investments” on the Statement of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on Investments” on the Statements of Operations and any amounts unpaid are accrued and included in “Foreign capital gains taxes payable” on the Statements of Assets and Liabilities.
C. Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser's series of funds based on relative net assets or another reasonable basis.
D. Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.
NOTE 3 — Principal Risks
It is possible to lose money on an investment in a Fund: The Funds will be affected by the investment decisions, techniques and risk analyses of the Funds' Adviser and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect the performance of the Funds or cause the Funds to lose money or to underperform market averages of other funds. Each risk summarized below is considered to be a “principal risk” of investing in the Funds, regardless of the order in which it appears.
Risks Associated with Investing in Equities: The Funds may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Funds may suffer losses if they invest in

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Funds have not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.
Environmental, Social and/or Governance (“ESG”) Investing Risk: The Funds' consideration of ESG factors as part of their investment process may cause them to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Funds may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.
Risks Associated with Investing in Emerging Markets: The Funds' investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.
Investment in China (principal risk for the Emerging Market Stars Fund): The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, the quality of financial information may vary and the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, including China, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Stock Connect Investing Risk (principal risk for the Emerging Market Stars Fund): China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Emerging Market Stars Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Emerging Market Stars Fund will invest in A Shares listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Emerging Market Stars Fund's investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Emerging Market Stars Fund's investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Emerging Market Stars Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Emerging Market Stars Fund.
The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Emerging Market Stars Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Emerging Market Stars Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Emerging Market Stars Fund's investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Emerging Market Stars Fund's investments and returns.
Small Companies Investing Risk (principal risk for the International Small Company Fund): Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Derivatives Risk: The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.
Market Risk: The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.
Liquidity Risk: In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Funds' ability to respond to market movements may be impaired and the Funds may experience adverse price movements upon liquidation of their investments. Settlement of transactions may be subject to delay and administrative uncertainties.
Counterparty and Third Party Risk: Transactions involving a counterparty (including a clearing member or clearing house through which the Funds hold a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
Large Investor Risk: Ownership of shares of the Funds may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Funds, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Funds' expenses. In addition, the Funds may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than they ordinarily would.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

Management Risk: The Funds are subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Funds, the Funds' investment objective may not be achieved, or the market may continue to undervalue the Funds' securities. In addition, the Funds may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Funds' ability to achieve their investment objective. Certain securities or other instruments in which the Funds seek to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Funds.
Risks Associated with Non-Diversification: The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Funds could affect the overall value of the Funds more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Funds will be more susceptible to company-specific events and risks impacting the particular securities held by the Funds than a fund with a greater number of holdings.
Risks Associated with Changes to Non-U.S. Tax Laws: Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Funds, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, it is anticipated that new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed will have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Funds or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Funds, and/or any entity owned directly or indirectly by the Funds, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Funds, and/or any entities owned directly or indirectly by the Funds and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Funds and/or any entities owned directly or indirectly by the Funds hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Funds and/or any entities owned

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

directly or indirectly by the Funds to efficiently realize income or capital gains. Consequently, it is possible that the Funds and/or any entities owned directly or indirectly by the Funds may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Funds and/ or any entities owned directly or indirectly by the Funds or the feasibility of making investments in certain countries.
Participatory Notes Risk (principal risk for the Polar Capital Emerging Market Stars Fund and Polar Capital Emerging Market ex-China Stars Fund): An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
Currency Risk: The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.
Micro-Cap Companies Risk (principal risk for the International Small Company Fund): Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.
Custody Risk: In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the Depositary or its agent. Once a sale order is placed in relation to assets of the Funds, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the Depositary without the need for the prior approval of the Depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.
Unconstrained Sector Risk (principal risk for the Polar Capital Emerging Market Stars Fund and Polar Capital Emerging Market ex-China Stars Fund): The Funds may focus their investments in securities of one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or industry.
Cyber Security Risk: The Funds and their service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cyber security incidents affecting the Funds, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Funds' ability to calculate its NAV; impediments to trading for the Funds' portfolio; the inability of Shareholders to transact business with the Funds; violations of applicable privacy, data security or other laws;

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.
Non-U.S. Securities Risk: Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers or non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Funds' investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Because of these and other risks, you could lose money by investing in the Funds.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
NOTE 4 — Purchases and Sales of Investment Securities
For the year ended March 31, 2025 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases of Investment securities	Proceeds of Investment securities sold
Emerging Market Stars Fund	$106,542,480	$104,723,368
Emerging Market ex-China Stars Fund	526,966	554,309
International Small Company Fund*	92,032,860	1,839,459

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.
NOTE 5 — Federal Income Tax
No provision for federal income tax is required because each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

As of and for the fiscal year ended March 31, 2025, the Funds did not have any liability for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended March 31, 2025, the Funds did not incur any interest or penalties. The statute of limitations remains open for 3 years, once a return is filed. No examinations are in progress at this time.
At March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation / (Depreciation)
Emerging Market Stars Fund	$—	$—	$(8,518,308)	$21,895,864
Emerging Market ex-China Stars Fund	1,492	—	(12,922)	28,230
International Small Company Fund	236,475	—	—	(3,381,011)

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to certain non-deductible expenses and distributions in excess of the Subchapter M requirement. These reclassifications have no impact on the net assets or the NAV per share of each of the Funds.
At March 31, 2025, the following reclassifications were recorded:

	Distributable Earnings	Paid-in Capital
Emerging Market Stars Fund	$126,119	$(126,119)
Emerging Market ex-China Stars Fund	—	—
International Small Company Fund	370	(370)

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

The tax status of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	Dividends from Ordinary Income 2025	Dividends from Long-term Capital Gains 2025	Total Distributions 2025	Dividends from Ordinary Income 2024	Dividends from Long-term Capital Gains 2024	Total Distributions 2024
Emerging Market Stars Fund	$560,722	$—	$560,722	$581,602	$—	$581,602
Emerging Market ex-China Stars Fund	15,192	—	15,192	5,521	—	5,521
International Small Company Fund*	—	—	—	N/A	N/A	N/A

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Market Stars Fund	$126,382,375	$31,513,410	$(8,231,825)	$23,281,585
Emerging Market ex-China Stars Fund	963,360	146,670	(110,853)	35,817
International Small Company Fund	90,531,031	1,810,181	(5,188,236)	(3,378,055)

For the year ended March 31, 2025, the Emerging Market Stars Fund incurred late year ordinary losses of $17,889, which the Fund intends to treat as having been incurred in the following fiscal year.
As of March 31, 2025, the short-term and long-term capital loss carryforwards were as follows:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Emerging Market Stars Fund	$8,363,624	$136,795
Emerging Market ex-China Stars Fund	12,922	—
International Small Company Fund	—	—

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

NOTE 6 — Advisory Fees and Other Affiliated Transactions
Pursuant to Investment Management Agreements (the “Agreements”) between Datum One Series Trust (the “Trust”) and Polar Capital, LLP (the “Adviser”), advisory fees are accrued daily and paid monthly to the Adviser based on the average daily net assets of each Fund.  The Adviser has contractually agreed to waive advisory fees and reimburse other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies) exceed certain annual rates of the average daily net assets of each Fund.  The following annualized advisory fees and contractual expense limits were in effect for the fiscal year ended March 31, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Funds' Board or upon termination of the Management Agreement.

	Advisory Fee	Contractual Expense Limit
Emerging Market Stars Fund	1.00%	1.00%(a)
Emerging Market ex-China Stars Fund	1.00%	1.00%(a)
International Small Company Fund	1.00%	1.10%(b)

(a)	Effective through July 31, 2025.
(b)	Effective through June 25, 2026.
Effective August 27, 2024, Polar Capital (America) Corporation (the “Sub-Adviser”) was appointed investment sub-adviser of the International Small Company Fund pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser. For its services to the International Small Company Fund, the Sub-Adviser receives a fee from the Adviser, computed and accrued daily and paid quarterly at an annual rate of 0.90% of the average daily net assets of the International Small Company Fund.
For the year ended March 31, 2025, the Adviser waived and/or reimbursed the Emerging Market Stars Fund, the Emerging Market ex-China Stars Fund, and the International Small Company Fund $719,124, $144,533 and $72,997, respectively, which is reflected as “Waiver/Reimbursement from Adviser” on the Statement of Operations. The amounts eligible for recoupment by the Adviser as of March 31, 2025 are $559,630, $779,376 and $719,124, expiring March 31, 2026, March 31, 2027 and March 31, 2028, respectively for the Emerging Market Stars Fund, $91,270 and $144,533 expiring March 31, 2027 and March 31, 2028, respectively for the Emerging Market ex-China Stars Fund and $72,997 expiring March 31, 2028 for the International Small Company Fund.
Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay the Administrator a tiered basis-point fee based on the Funds' net assets and certain per account and transaction charges. The total fee for each Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. The Administrator has agreed to voluntarily waive its minimum fee and certain other expenses for the Emerging Market ex-China Stars Fund and the International Small Company Fund until June 30, 2025 and September 30, 2026, respectively. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. The total fees paid to or waived by the Administrator for the year ended March 31, 2025 are disclosed on the Statement of Operations in the accounts disclosed below:

	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees	Waiver from Administrator
Emerging Market Stars Fund	$47,774	$122,541	$147,368	$—
Emerging Market ex-China Stars Fund	$30,087	$31,036	$131,667	$(150,000)
International Small Company Fund*	$15,493	$3,197	$66,734	$(75,833)

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual base fee, and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Compliance fees” on the Statement of Operations.
Carne Global Financial Services (US) LLC (“Carne”) provides risk management and oversight services for the International Small Company Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund's risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer fees” on the Statement of Operations.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the year ended March 31, 2025, the Emerging Market Stars Fund, the Emerging Market ex-China Stars Fund and the International Small Company Fund paid $127,884, $857 and $3,441, respectively, in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds, which is reflected as “Trustee fees and expenses” on the Statement of Operations.
NOTE 7 — Disclosure of Fair Value Measurements
The Funds' Board of Trustees (the “Board”) has designated the Adviser through its Fair Valuation Committee (the “Committee”) as valuation designee, responsible for determining the fair value of the assets of the Funds for which market quotations are not readily available using valuation procedures approved by the Board. The Committee uses the following methods and inputs to establish the fair value of the Funds' assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, the Funds' equity securities are generally valued at the latest quotations available from the approved pricing service as of the closing of the primary exchange.
The Committee may use various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities.
The Funds' assets are classified on three hierarchical levels. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Level 3 values are based on significant unobservable inputs that reflect the Committee’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

The following tables present the valuation levels of each Fund's investments as of March 31, 2025:

Emerging Market Stars Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$37,253,915	$110,357,686	$—	$147,611,601
Preferred Stocks	2,052,359	—	—	2,052,359
Total Investments	$39,306,274	$110,357,686	$—	$149,663,960

Emerging Market ex-China Stars Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$281,860	$692,614	$—	$974,474
Preferred Stocks	24,703	—	—	24,703
Total Investments	$306,563	$692,614	$—	$999,177

International Small Company Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$38,336,229	$48,816,747	$—	$87,152,976
Total Investments	$38,336,229	$48,816,747	$—	$87,152,976
As of March 31, 2025 there were no Level 3 securities held by the Funds. There were no purchases of or transfers to or from Level 3 for the year ended March 31, 2025.
NOTE 8 — Operating Segments
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chief Executive Officer, Chief Information Officer, Chief Financial Officer, Global Head of Distribution, Chief Operating Officer and the Chief Legal and Compliance Officer of the Adviser together with the Officers of the Trust act as the Funds’ CODM. Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund investment objective which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2025

changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within each Fund's financial statements and financial highlights.
NOTE 9 — Subsequent Events
Management has evaluated subsequent events for the Funds occurring after March 31, 2025 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Datum One Series Trust comprising the Polar Capital Emerging Market Stars Fund, Polar Capital Emerging Market ex-China Stars Fund, and Polar Capital International Small Company Fund (the “Funds”), including the portfolios of investments, as of March 31, 2025; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting Datum One Series Trust as of March 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the period listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising Datum One Series Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Polar Capital Emerging Market Stars Fund	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, 2023, 2022, and for the period from December 30, 2020 (commencement of operations) to March 31, 2021
Polar Capital Emerging Market ex-China Stars Fund	For the year ended March 31, 2025	For the year ended March 31, 2025, and for the period from June 30, 2023 (commencement of operations) to March 31, 2024
Polar Capital International Small Company Fund	For the period from September 30, 2024 (commencement of operations) to March 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 21, 2025
We have served as the auditor of one or more Polar Capital LLP investment companies since 2020.

Polar Capital Funds

ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)

Other Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about each Fund, including each Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (800) 806-1112 (toll free) or (312) 557-3164.

Polar Capital Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Polar Capital Funds

Proxy Disclosure for Open-End management Investment Companies

Not applicable

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

A. Board Approval of Investment Management Agreement
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the Investment Management Agreement between Datum One Series Trust (the “Trust”) and Polar Capital, LLP (the “Adviser”) with respect to the Polar Capital Emerging Market Stars Fund (the “Polar EM Fund”) and the Polar Capital Emerging Market ex-China Stars Fund (the “Polar ex- China Fund”, each a “Fund” and together, the “Funds”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Investment Management Agreement.
At a meeting held on February 25, 2025 (the “Meeting”), the Board formally considered and approved the continuation of the Investment Management Agreement between the Trust, on behalf of the Funds, and the Adviser, dated March 3, 2020, as amended November 8, 2022, for an additional one-year term ending March 3, 2026. The Meeting was held by video conference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, of the Trust met in person on May 20, 2025, and ratified its approval of the Investment Management Agreement with respect to the Funds, as well as all other agreements it had previously approved in reliance on the Order.
Prior to the Meeting, the Board requested, and the Adviser provided, both written and oral reports containing information in connection with the consideration of the Investment Management Agreement, and the Trustees had the opportunity to ask questions and request further information.  In approving the Investment Management Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including: (1) the nature and quality of services furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Funds grow larger, and whether and how the benefits of scale may be shared with the Funds and their shareholders; (2) each Fund’s performance and the performance of the Adviser; (3) each Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (4) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to each Fund for failure to comply; (5) the volatility of the financial markets and thus of investment management fee income; (6) comparative expense ratios and management fees of competitive funds; (7) fall-out benefits to the Adviser and its affiliates, if any; and (8) the projected profitability of the Adviser from providing services to the Funds. The Board also received and reviewed a memorandum from counsel to the Funds and the independent trustees regarding the Board’s responsibilities in evaluating the Investment Management Agreement.

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board determined that continuation of the Investment Management Agreement between the Trust, on behalf of the Funds, and the Adviser is in the best interests of the Funds and each Fund’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the Investment Management Agreement are discussed separately below.
The Board examined the nature and quality of services provided to the Funds by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing assets using an investment strategies similar to the Funds’. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, and business continuity program. The Board took into account the personnel involved in servicing the Funds as well as the materials and services provided by the Adviser.  In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Adviser and personnel such as portfolio managers.  The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
The Board considered the investment performance and expenses of the Funds. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the Polar EM Fund Fund to (i) fourteen funds with the same Morningstar investment category, selected by FUSE, with similar pricing characteristics (the “Peer Group”), (ii) a group of funds comprised of the Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (the “Universe”), and (iii) the benchmark of the Polar EM Fund. The Board reviewed the Polar EM Fund’s performance for the since-inception, three-month,  one-year, and three-year periods ending December 31, 2024. The Board noted the Fund’s performance compared to its Peer Group, noting second quartile performance for all reporting periods other than the three-year period, which was in the third quartile. The Board also reviewed the Polar EM Fund’s performance compared to its Universe and benchmark for each period, noting second and third quartile performance for all reporting periods other than the three-year period, which was in the fourth quartile.  The Board considered the Adviser’s assertion that the Fund’s performance was in the realm of expected outcomes in light of the Fund’s growth-style bias.    The FUSE Report also consisted of comparisons of the Polar ex-China Fund to (i) nine funds in a FUSE selected Peer Group, (ii) the Universe, and (iii) the benchmark of the Polar ex-China Fund. The Board reviewed the Polar ex-China Fund’s performance for the since-inception, three-month, and one-year periods ending December 31, 2024. The Board noted the Polar ex-China Fund’s underperformance against its Peer Group and benchmark for those periods, and relative outperformance against the Universe. The Board considered FUSE’s assertion that the Polar ex-China Fund belonged to a newer subset of ex-China investment funds, and that the Peer Group was relatively small and comprised of investment funds that self-identified as running ex-China strategies.

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board then reviewed the performance, net of fees, of other Undertakings for the Collective Investment in Transferable Securities with a similar investment strategy as the Funds managed by the Adviser (“Similar Polar Accounts”) as compared to the Funds over various time periods as well as the management fees of each. The Board noted that the relative performance of each Fund did not vary significantly from the Similar Polar Accounts but for the impact of the different fee structures.
The Board reviewed the management fees paid by each Fund and the total operating expenses of the Funds. The Board noted that, with respect to the Polar EM Fund, the Adviser receives a management fee of 1.00% of the average daily net assets of the Fund and that, under the Expense Limitation Agreement, the Adviser contractually has agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Polar EM Fund’s total operating expenses to the annual rate of 1.00% of the Fund’s average daily net assets through July 31, 2026. The Board also noted that, with respect to the Polar ex-China Fund, the Adviser would receive a management fee of 1.00% of the average daily net assets of the Fund and that, under a proposed Expense Limitation Agreement, the Adviser would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the Polar ex-China Fund’s total operating expenses to the annual rate of 1.00% of the Fund’s average daily net assets through July 31, 2026. The Board reviewed comparative data regarding fees and expenses of the each Fund’s Peer Group. The Board concluded that the management fees for both Funds were reasonable.
The Board considered the cost of services provided to the Funds and the profits projected to be realized by the Adviser.  The Board discussed with the Adviser the methodology utilized in assembling the information regarding profitability and considered its reasonableness.  Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.  The Board considered the marketing and distribution efforts undertaken by the Adviser in order to grow the Funds to a size that might result in meaningful profits to the Adviser and in economies of scale to the Funds.  The Board considered that economies of scale, if any, may be shared with the Funds in various ways, including low management fees from inception, maintaining existing expense structures in the face of a rising cost environment, as well as technological and personnel investments by the Adviser to enhance shareholder services.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Funds which may include, among other things, enhanced name recognition stemming from the management of the Funds and concluded that any such benefits derived by the Adviser were consistent with the types of benefits generally derived by investment managers to mutual funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

Investment Adviser
Polar Capital LLP
16 Palace Street
London, United Kingdom SW1E5JD
Investment Subadviser (of the Polar Capital International Small Company Fund)
Polar Capital (America) Corporation
2711 Centreville Road, Wilmington,
Delaware, USA
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
(800) 806-1112 (toll free) or (312) 557-3164

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	May 30, 2025

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer and

Date:	May 30, 2025